Statements of Operations (USD $)	3 Months Ended		12 Months Ended		34 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Continuing Operations
Revenues	$ 1,513,312	$ 4,787	$ 12,780	$ 2,582	$ 15,362
Cost of goods sold	(840,169)	(4,718)	(9,237)	(1,291)	(10,528)
Gross profit	673,143	69	3,543	1,291	4,834
Expenses:
General and administrative expenses	2,293,765	384,978	5,394,313	534,241	6,090,343
Depreciation expense	55,979	4,155	25,729	2,276	28,005
Research and development expense	66,572	50,548	202,703	134,296	415,001
Total expenses	2,416,316	439,681	5,622,745	670,813	6,533,349
Total operating loss	(1,743,173)	(439,612)	(5,619,202)	(669,522)	(6,528,515)
Other income and Expense
Interest income	21			443	1,106
Amortization of note discount	55,535		(68,209)		(68,209)
Interest expense	(164,259)		(14,932)	(1,900)	(16,832)
Total other income and expense	(5,550,143)		(83,141)	(1,457)	(83,935)
Net loss before taxes	(7,293,316)	(439,612)	(5,702,343)	(670,979)	(6,612,450)
Taxes	(800)	(1,200)	(2,000)	(554)	(2,554)
Net loss from continuing operations	(7,294,116)	(440,812)	(5,704,343)	(671,533)	(6,615,004)
Discontinued Operations:
Gain from discontinued operations			6,450		6,450
Net loss	(7,294,116)	(440,812)	(5,697,893)	(671,533)	(6,608,554)
Less: deemed dividend on warrant extension			(3,384,730)		(3,384,730)
Net loss applicable to common shareholders	$ (7,294,115)	$ (440,812)	$ (9,082,623)	$ (671,533)	$ (9,993,284)
Basic and diluted weighted average shares outstanding	6,463,852	10,431,165	4,428,229	5,215,583
(Loss) per share applicable to common shareholders - basic and diluted - from continuing operations	$ (1.128)	$ (0.042)	$ (1.29)	$ (0.13)
(Loss) per share applicable to common shareholders - basic and diluted - from discontinued operations
Net (loss) per share applicable to common shareholders - basic and diluted	$ (1.128)	$ (0.042)	$ (1.29)	$ (0.13)